Taxation	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Taxation
12.	Taxation
a)	Income tax expense/(benefit) (in thousands)

	2018	2019	2020
Current tax:
Corporate tax	$2,208	$15,676	$32,430
Prior year adjustments	(50)	(1,652)	(96)
Total current tax	2,158	14,024	32,334
Total deferred tax	-	(12,862)	(46,768)
Income tax expense/(benefit)	$2,158	$1,162	$(14,434)

b)	Reconciliation of income tax expense to tax payable

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2018	2019	2020
Loss before tax	$(153,417)	$(372,526)	$(3,347,505)
Tax at the UK tax rate of 19.00% (2019: 19.00%, 2018: 19.00%)	(29,149)	(70,780)	(636,026)
Tax effects of:
Sundry permanent differences	4,349	1,895	9,349
Items evaluated at fair value	-	-	548,524
Interest expenses	-	-	8,134
Impairment of assets	-	-	3,238
Entertaining	37	29	120
Loss utilisation	(334)	(1,126)	(209)
Share based payment	3,195	8,123	11,051
R&D and Investment Tax Credit	-	(1,826)	(3,335)
Release of deferred tax liabilities on acquisition	-	(12,853)	(39,126)
Deferred tax on timing differences	-	(9)	(7,642)
Taxes paid overseas and rate difference	(599)	3,853	5,816
Prior year adjustments	(50)	(1,652)	(96)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	(7,522)	13,305	17,487
Non-current assets and accrued bonus	361	1,409	628
Losses carried forward	31,870	60,794	67,653
Income tax expense/(benefit)	$2,158	$1,162	$(14,434)

A change to the main UK corporation tax rate, announced in the Budget on March 11, 2020, was substantively enacted on March 2020. The rate applicable from 1 April 2020 now remains at 19%, rather than the previously enacted reduction to 17%, therefore, the Group has used a tax rate of 19% for the 2020 financial year.

The tax on items presented within other comprehensive (loss)/income is $nil (2019 and 2018: $nil).